Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total revenue	$ 148,732	$ 114,860
Cost of sales, excluding depletion	23,366	16,845
Depletion	59,780	35,704
Total cost of sales	83,146	52,549
Gross profit	65,586	62,311
Expenses and other (income)
Administration expenses	13,394	10,198
Project evaluation	7,434	7,770
Gain on disposal of stream, royalty and other interests	(25,833)	0
Gain on disposal of investments in associates	(37,396)	0
Gain on revaluation of Vale Royalties financial instrument	0	(5,887)
(Gain) loss on revaluation of investments	(1,756)	1,659
Share of net loss of associates	3,654	943
Stream, royalty and other interests impairments	1,086	408
Finance expense	17,286	2,135
Finance income	(809)	(481)
Foreign exchange loss	790	645
Other	(33)	68
Income before taxes	87,769	44,853
Current income tax expense	5,261	3,029
Deferred income tax expense	4,058	14,202
Income tax expense	9,319	17,231
Sandstorm Gold Ltd.'s shareholders	78,361	27,622
Non-controlling interests	89	0
Net income for the year	$ 78,450	$ 27,622
Earnings per share attributable to Sandstorm Gold Ltd.'s shareholders:
Basic earnings per share	$ 0.34	$ 0.14
Diluted earnings per share	$ 0.33	$ 0.14
Weighted average number of common shares outstanding
Basic	231,348,386	193,974,313
Diluted	234,318,180	197,823,480
Sales [member]
Statement [Line Items]
Total revenue	$ 97,815	$ 71,722
Royalty revenue [member]
Statement [Line Items]
Total revenue	$ 50,917	$ 43,138